INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets fair value	$ 279,828
Impairment of intangible assets	279,828
Product development costs	$ 625,023	$ 578,356
Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated royalty rate, percentage	10.75%	10.75%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated royalty rate, percentage	22.00%	21.00%